GOODWILL AND INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
GOODWILL AND INTANGIBLE ASSETS
Schedule of Intangible assets
	Definite Life Intangibles		Indefinite Life Intangibles
	Branding	Technology/	Brands &
(in thousands)	Rights	Know How	Tradenames	Total
Costs
Balance—December 31, 2020	$250	$208	$408	$866
Business acquisition	-	3,050	37,299	40,349
Agreement termination	(250)	-	-	(250)
Balance—June 30, 2021	$-	$3,258	$37,707	$40,965

Accumulated Amortization
Balance—December 31, 2020	$(93)	$(37)	$-	$(130)
Agreement termination	98	-	-	98
Amortization	(5)	(9)	-	(14)
Other	-	-	-	-
Balance—June 30, 2021	$-	$(46)	$-	$(46)

Net Book Value
June 30, 2021	$-	$3,212	$37,707	$40,919
Net Book Value
December 31, 2020	$157	$171	$408	$736

	Definite Life Intangibles				Indefinite Life Intangibles
	Branding	Customer	Technology/	Other	Brands &
(in thousands)	Rights	Relationships	KnowHow	Intangibles	Tradenames	Total
Costs
Balance—December 31, 2019	$250	$40	$421	$40	$522	$1,273
Business acquisition	-	-	-	-	179	179
Purchase price adjustment	-	(40)	(213)	(40)	(293)	(586)
Balance—December 31, 2020	$250	$-	$208	$-	$408	$866

Accumulated Amortization
Balance—December 31, 2019	$(76)	$(8)	$(28)	$(8)	$-	$(120)
Purchase price adjustment	-	12	30	12	-	54
Amortization	(17)	(4)	(39)	(4)	-	(64)
Balance—December 31, 2020	$(93)	$-	$(37)	$-	$-	$(130)

Net Book Value
December 31, 2019	$174	$32	$393	$32	$522	$1,153
December 31, 2020	$157	$-	$171	$-	$408	$736

Schedule of Goodwill
(in thousands)
Costs
Balance - December 31, 2020	$357
Additions	-
Business Acquisitions	-
Impairment	-
Balance - June 30, 2021	$357

(in thousands)
Costs
Balance—December 31, 2019	$357
Additions	-
Business Acquisitions	-
Impairment	-
Balance—December 31, 2020	$357